Combined Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 130,788	$ 6,317
Operating expenses/(income)
Cost of revenue	66,844	276
Sales and marketing expenses (including related party transactions of $5,964 and $770 see note 10)	19,785	3,620
General and administrative expenses (including related party transactions of $31,755 and $6,613 see note 10)	118,793	30,786
Depreciation and amortization expenses	20,433	1,551
Research and development expenses	19,942	2,478
Other operating expense, net	13,073	31
Total operating expenses/(income)	258,870	38,742
Operating loss	(128,082)	(32,425)
Other (expense)/income
Interest expense	(9,182)	(2,110)
Gain/(loss) on derivatives	2,881	(1,521)
Gain/(loss) on extinguishment	719	(27,183)
Gain on revaluation of financial asset	4	5,711
Loss on revaluation of contingent consideration	(3,845)
Impairment loss	(5,575)
Other non-operating (expense)/income, net	(889)	170
Total other expenses, net	(15,887)	(24,933)
Loss before provision for income taxes	(143,969)	(57,358)
Income tax benefit/(expense)	4,491	(494)
Net loss	$ (139,478)	$ (57,852)
Net loss per share, basic	$ (0.35)	$ (0.25)
Net loss per share, diluted	$ (0.35)	$ (0.25)
Weighted average shares, basic	402,916,668	233,521,905
Weighted average shares, diluted	402,916,668	233,521,905